STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000


Direct Dial: (215) 564-8198
                                November 24, 1999

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Delaware Group Equity Funds II (the "Fund")
                  File Nos. 2-13017, 811-750

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Supplements to the Prospectuses and Statement of Additional Information, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 113/113 (the "Post Effective Amendment") to the Registration Statement of Delaware Group Equity Funds II. The Post Effective Amendment was filed with the Securities and Exchange Commission electronically on November 22, 1999 and became effective on November 23, 1999.

         Please direct any questions or comments relating to this certification to me at the above phone number.

                                                     Very truly yours,


                                                     /s/ Michael P. O'Hare
                                                     Michael P. O'Hare